Bank facilities (Details)	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized gain (loss) on forward foreign exchange contracts		$ (777,000)		$ 243,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts		$ 17,400,000	$ 12,000,000
Average price of hedging instrument (CDN per USD) | $ / $	1.30	1.30
Operating Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		$ 7,000,000
Borrowings outstanding	$ 0		$ 0
Operating Facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.50%	0.50%
Leasing Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		$ 1,830,770
Borrowings outstanding	$ 0
Forward Contract Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		5,000,000
EncoreFX Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		$ 30,000,000